June 8, 2016

VIA EDGAR

Securities and Exchange Commission

Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                                         Office of Filings, Information & Consumer Services

Re:                             FPA New Income, Inc. (“Registrant”)

1933 Act File No. 2-30393

1940 Act File No. 811-1735

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated May 31, 2016 to the Prospectus dated January 31, 2016 as filed electronically via EDGAR with the Securities and Exchange Commission on May 31, 2016 (Accession Number: 0001104659-16-124555).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:                                J. Richard Atwood